Schedule I - Condensed Financial Information of Parent	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of Parent [Abstract]
Condensed Financial Information of Parent
Schedule I — Condensed financial information of parent

Fly Leasing Limited
Condensed Balance Sheets

AS OF DECEMBER 31, 2018 AND 2017
(Dollars in thousands)

	December 31,
	2018	2017
Assets
Cash and cash equivalents	$43,233	$157,014
Notes receivable from subsidiaries	466,729	375,477
Investments in subsidiaries	1,019,048	985,476
Other assets, net	11,019	9,851
Total assets	$1,540,029	$1,527,818
Liabilities
Payable to related parties	$729	$223
Payable to subsidiaries	202,298	349,585
Unsecured borrowings, net	617,664	615,922
Deferred tax liability, net	3,066	3,739
Accrued and other liabilities	14,162	14,640
Total liabilities	837,919	984,109
Shareholders’ equity	702,110	543,709
Total liabilities and shareholders’ equity	$1,540,029	$1,527,818

The accompanying note is an integral part of these consolidated financial statements.

Fly Leasing Limited
Condensed Statements of Income (Loss)

FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(Dollars in thousands, except per share data)

	Years ended
	2018	2017	2016
Revenues
Equity earnings (loss) from subsidiaries	$90,175	$35,208	$(24,385)
Equity earnings (loss) from unconsolidated subsidiary	(54)	496	530
Intercompany management fee income	16,844	12,124	8,866
Intercompany interest income	25,740	34,068	44,394
Interest and other income	1,072	809	410
Total revenues	133,777	82,705	29,815
Expense
Interest expense	38,211	45,970	48,013
Selling, general and administrative	12,314	12,630	11,803
Ineffective, dedesignated and terminated derivatives	(1,798)	—	—
Loss on modification and extinguishment of debt	—	19,655	—
Total expenses	48,727	78,255	59,816
Net income (loss) before provision (benefit) for income taxes	85,050	4,450	(30,001)
Provision (benefit) for income taxes	(673)	1,852	(889)
Net income (loss)	$85,723	$2,598	$(29,112)
Weighted average number of shares:
Basic	29,744,083	30,307,357	33,239,001
Diluted	29,783,904	30,353,425	33,239,001
Earnings (loss) per share:
Basic	$2.88	$0.09	$(0.88)
Diluted	$2.88	$0.09	$(0.88)

The accompanying note is an integral part of these consolidated financial statements.

Schedule I — Condensed financial information of parent

Fly Leasing Limited
Condensed Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(Dollars in thousands)

	Years ended
	2018	2017	2016
Cash Flows from Operating Activities
Net income (loss)	$85,723	$2,598	$(29,112)
Adjustments to reconcile net income (loss) to net cash flows provided by operating activities:
Equity (earnings) loss from subsidiaries	(90,175)	(35,208)	24,385
Equity (earnings) loss from unconsolidated subsidiary	54	(496)	(530)
Deferred income taxes	(673)	1,852	(12,139)
Amortization of debt discount and other	1,742	1,931	1,982
Loss on modification and extinguishment of debt	—	19,655	—
Distributions from unconsolidated subsidiary	2,131	—	—
Changes in operating assets and liabilities:
Payable to subsidiaries	(104,303)	6,144	(162,229)
Other assets	(709)	(1,121)	476
Payable to related parties	506	(683)	856
Accrued and other liabilities	(477)	(9,478)	12,622
Net cash flows used in operating activities	(106,181)	(14,806)	(163,689)
Cash Flows from Investing Activities
Capital contributions to subsidiaries	(8,986)	—	—
Distributions received from subsidiaries	25,792	—	—
Distributions received from unconsolidated subsidiary	3,103	—	—
Advances of notes receivable to subsidiaries	(265,311)	(48,335)	(40,172)
Repayment of notes receivable from subsidiaries	223,925	144,718	334,556
Investment in Horizon I Limited equity certificates	(5,747)	—	—
Net cash flows provided by (used in) investing activities	(27,224)	96,383	294,384
Cash Flows from Financing Activities
Proceeds from issuance of unsecured borrowings	—	295,150	—
Repayment of unsecured borrowings	—	(375,000)	—
Debt modification and extinguishment costs	—	(16,287)	—
Debt issuance costs	—	(917)	—
Shares issued	19,624	—	—
Shares repurchased	—	(57,286)	(40,257)
Net cash flows provided by (used in) financing activities	19,624	(154,340)	(40,257)
Net increase (decrease) in cash and cash equivalents	(113,781)	(72,763)	90,438
Cash and cash equivalents at beginning of period	157,014	229,777	139,339
Cash and cash equivalents at end of period	$43,233	$157,014	$229,777
Supplemental Disclosure:
Cash paid during the year for:
Interest	$36,425	$41,883	$46,032
Taxes	—	—	—

Noncash Activities:
Noncash investing activities:
Capital contribution to subsidiaries	7	109,391	207,340
Distributions from subsidiaries	3,386	76,451	55,039
Intercompany sale of subsidiaries	39,605	—	—

The accompanying note is an integral part of these consolidated financial statements.